INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Lease	Dec. 31, 2016 USD ($) Lease	Dec. 31, 2015 USD ($)
INVESTMENT IN FINANCE LEASE [Abstract]
Number of leases recorded as investment in finance lease | Lease	1	1
Gain on reclassification of operating lease to finance lease		$ 2,700
Implicit interest rate		5.00%
Investment in Finance Lease [Abstract]
Gain on sale of aircraft	$ 3,926	$ 27,195	$ 28,959
Finance lease revenue	731	2,066	$ 299
Net Investment in Finance Lease [Abstract]
Total minimum lease payments receivable	13,200	15,080
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(3,481)	(4,212)
Net Investment in Finance Lease	13,946	15,095
Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease [Abstract]
2018	1,800
2019	1,800
2020	1,800
2021	1,800
2022	1,800
Thereafter	4,200
Future minimum rental payments under finance lease	$ 13,200	15,080
Investment in Finance Lease [Member]
Investment in Finance Lease [Abstract]
Gain on sale of aircraft		$ 4,200